Leases	3 Months Ended
Mar. 31, 2022
Leases
Leases

Note 3:    Leases

The Company adopted ASC 842 as of January 1, 2022, using the modified retrospective approach. The modified retrospective approach provides a method for recording existing leases at adoption and not restated comparative periods; rather the effect of the change is recorded at the beginning of the year of adoption. The Company will elect the package of practical expedients permitted under the transition guidance within the new standard, which allows us to carryforward historical lease classification. In addition, we are electing the hindsight practical expedient to determine the reasonably certain lease term for existing leases. Lastly, we elect the short-term lease recognition exemption for our leases. This means for short-term leases, we will not recognize ROU assets and lease liabilities, and this includes not recognizing ROU asset or lease liabilities for existing short-term leases of those assets in transition. In preparation for adoption of the standard, we have implemented internal controls to enable the preparation of financial information.

The Company recorded ROU assets of $9.1 million and lease liabilities for operating leases of $9.4 million as of January 1, 2022. The standard did not materially impact our consolidated net earnings and had no impact on cash flows.

The Company has operating leases primarily for office space, distribution centers, and other equipment. The Company also has finance leases for their fleet. The Company's leases have remaining lease terms of up to approximately 4 years. Most leases are not cancelable prior to their expiration. The expected term of the lease used for computing the lease liability and right-of-use ("ROU") asset and determining the classification of the lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present, such as, whether a contract is or contains a lease if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration

Operating Leases. Operating lease ROU assets, representing the Company's right to use the underlying asset for the lease term, are reflected in "Operating lease right-of-use assets" in the Company's unaudited condensed consolidated balance sheet. Operating lease liabilities, representing the present value of the Company's obligation to make payments over the lease term, are reflected in “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the Company's March 31, 2022 unaudited condensed consolidated balance sheet. The Company has entered into various short-term operating leases which have an initial term of 12 months or less. These short-term leases are not recorded on the Company's unaudited condensed consolidated balance sheet. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Finance Leases. Finance lease ROU assets are included in "Property and equipment, net" and finance lease liabilities are included in the “Accrued and other current liabilities” and “Other long-term liabilities” line items in the Company's March 31, 2022 unaudited condensed consolidated balance sheet. Finance lease ROU assets are amortized on a straight-line basis over the lease term.

Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Although separation of lease and non-lease components is required, certain practical expedients are available to entities. We will not elect to take advantage of the ability to combine lease and non-lease components. We have lease agreements with lease and non-lease components, which are generally accounted for separately.

The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Company's leases do not provide an implicit rate, the Company uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leases.

Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.

The components of lease cost were as follows:

Three Months Ended
Dollars in thousands	March 31, 2022
Operating lease cost	$1,032

Finance lease cost
Amortization of right-of-use assets	709
Interest on lease liabilities	29
Total finance least cost	$738

Short-term lease cost(1)	58
Total lease cost	$1,828
(1)	Short-term lease cost primarily consists of leases with a lease term of 12 months or less.

Supplemental cash flow information related to leases was as follows:

Three Months Ended
Dollars in thousands	March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,091
Financing cash flows from financing leases	771

March 31, 2022
Weighted average remaining lease term (in years):
Operating leases	3.2
Finance leases	1.2

Weighted average discount rate:
Operating leases	9.25%
Finance leases	3.51%

The expected future payments relating to the Company's operating and finance lease liabilities at March 31, 2022 are as follows:

Dollars in thousands	Operating Leases	Finance Leases
Nine months ending December 31, 2022	$2,771	$1,441
Year ending December 31,
2023	3,073	1,003
2024	2,284	401
2025	1,681	154
2026	—	—
Thereafter	—	—
Total lease payments	$9,809	$2,999
Less imputed interest	(1,253)	—
Total	$8,556	$2,999